Investment properties - Schedule of Amounts Recognised in Income Statement and Future Aggregate Minimum Lease Receipts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment properties [Abstract]
Rental income	¥ 411	¥ 411	¥ 240